Accrued Expenses and Current Liabilities (Details) - Schedule of Accrued Expenses and Current Liabilities - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Accrued Expenses and Current Liabilities [Abstract]
Accrued expenses	$ 17,738	$ 17,993
Government authorities	3,646	4,984
Warranty provision	1,264	1,531
Provision for returns	1,166	1,084
Total	$ 23,814	$ 25,592